DERIVATIVE LIABILITIES - WARRANTS (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Number of warrants					161,478,979	155,325,048	125,299,740
Fair value - Warrant Derivative Liability	$ 9,181,427	$ 10,543,145	$ 9,181,427	$ 10,543,145	$ 11,987,222	$ 10,543,145	$ 8,499,423
Change in fair value of warrant derivatives	5,765,992	4,586,076	2,770,912	1,499,682	(1,444,075)	(1,297,998)
Warrant [Member]
Expected dividend yield					0.00%	0.00%
Number of warrants					161,478,979	155,325,048
Fair value - Warrant Derivative Liability					11,987,222	10,543,145
Change in fair value of warrant derivatives					$ 1,444,075	$ 1,297,998
Warrant [Member] | Minimum [Member]
Risk-Free interest rate					0.05%	0.09%
Expected volatility					57.00%	138.00%
Expected life (in years)					1 month 6 days	3 months 18 days
Warrant [Member] | Maximum [Member]
Risk-Free interest rate					1.30%	2.90%
Expected volatility					181.00%	194.00%
Expected life (in years)					6 years 1 month 6 days	7 years